TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER PAYABLES [Text Block]

12. TRADE AND OTHER PAYABLES

Trade and other payables of the Company are principally comprised of amounts outstanding for trade purchases relating to exploration activities and amounts payable for operating and financing activities. The usual credit period taken for trade purchases is 30 days. The majority of the Company's payables relates to development and exploration expenditures, legal and office expenses, and consulting fees.

The following is a breakdown of the trade and other payables:

As at	December 31, 2021	December 31, 2020	January 1, 2020
Total Accounts Payable	$1,531,901	$2,081,958	$583,946
Accrued Liabilities	955,431	546,200	425,102
Total Trade and Other Payables	$2,487,332	$2,628,158	$1,009,048

Accrued liabilities at December 31, 2021, December 31, 2020, and January 1, 2020, include mostly accruals for project exploration and development expenditures, payroll, vacation, professional services, and office expenses.